Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Feb. 01, 2015
Deutsche Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Deutsche Core Equity Fund (formerly DWS Core Equity Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term growth of capital, current income and growth of income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in Deutsche funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class (p. 35) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-15).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.

Portfolio turnover rate for fiscal year 2014: 44%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in Deutsche funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	[1] "Other expenses" for Class R6 are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Main investments. Under normal circumstances, the fund invests at least 80% of total assets, determined at the time of purchase, in equities, mainly common stocks. For purposes of this 80% investment limitation, the term total assets is defined as net assets, plus the amount of any borrowings for investment purposes. Although the fund can invest in companies of any size and from any country, it invests primarily in large US companies. Portfolio management may favor securities from different industries and companies at different times. At times, the fund's assets may be invested in securities in relatively few industries or sectors.

Management process. In choosing stocks, portfolio management combines quantitative screens with fundamental research. Portfolio management begins by utilizing proprietary quantitative models to rank securities within specific industry groups based on a number of factors, including valuation, momentum, sales growth and profitability. Portfolio management then applies a range of fundamental factors, including macroeconomic views and economic outlook, secular themes and company fundamentals, to construct the portfolio. The fundamental factors considered and quantitative models used by portfolio management may change over time.

Portfolio management will normally sell a stock when it believes the price is unlikely to go higher, the company's fundamentals have changed, other investments offer better opportunities or in the course of adjusting the fund's exposure to a given industry.

Securities Lending. The fund may lend securities (up to one-third of total assets) to approved institutions.

Risk [Heading]	rr_RiskHeading	Main Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes, which could affect the fund's ability to sell them at an attractive price. To the extent the fund invests in a particular capitalization or sector, the fund's performance may be affected by the general performance of that particular capitalization or sector.

Security selection risk. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Medium-sized company risk. Medium-sized company stocks tend to be more volatile than large company stocks. Because stock analysts are less likely to follow medium-sized companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on medium-sized companies, since they lack the financial resources of larger companies. Medium-sized company stocks are typically less liquid than large company stocks.

Small company risk. Small company stocks tend to be more volatile than medium-sized or large company stocks. Because stock analysts are less likely to follow small companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.

Focus risk. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors will have a significant impact on the fund's performance.

Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Risk Lose Money [Text]	rr_RiskLoseMoney	There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to deutschefunds.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.

Class R6 is a new class of shares and therefore does not have a full calendar year of performance available.

The performance figures for Class R shares prior to class inception are based on the historical performance of Class S shares, adjusted to reflect the higher expenses of Class R shares.

Prior to May 31, 2013, the fund had a sub-advisor and a different investment management team that operated with a different investment strategy. Performance would have been different if the fund's current investment strategy had been in effect.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index).
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class R6 is a new class of shares and therefore does not have a full calendar year of performance available.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	deutschefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance may not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS (%) (Class A)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These year-by-year returns do not include sales charges, if any, and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Returns	Period ending
Best Quarter	18.25%	September 30, 2009
Worst Quarter	-21.99%	December 31, 2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For periods ended 12/31/2014 expressed as a %)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns (which are shown only for Class A and would be different for other classes)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Deutsche Core Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	20
Management fee	rr_ManagementFeesOverAssets	0.35%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.24%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.30%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.89%
1 Year	rr_ExpenseExampleYear01	661
3 Years	rr_ExpenseExampleYear03	843
5 Years	rr_ExpenseExampleYear05	1,040
10 Years	rr_ExpenseExampleYear10	1,608
1 Year	rr_ExpenseExampleNoRedemptionYear01	661
3 Years	rr_ExpenseExampleNoRedemptionYear03	843
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,040
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,608
2005	rr_AnnualReturn2005	5.58%
2006	rr_AnnualReturn2006	13.07%
2007	rr_AnnualReturn2007	0.47%
2008	rr_AnnualReturn2008	(38.74%)
2009	rr_AnnualReturn2009	33.70%
2010	rr_AnnualReturn2010	13.71%
2011	rr_AnnualReturn2011	(0.46%)
2012	rr_AnnualReturn2012	15.40%
2013	rr_AnnualReturn2013	36.84%
2014	rr_AnnualReturn2014	11.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.99%)
Deutsche Core Equity Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	4.00%
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	20
Management fee	rr_ManagementFeesOverAssets	0.35%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.99%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.43%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.77%
1 Year	rr_ExpenseExampleYear01	580
3 Years	rr_ExpenseExampleYear03	857
5 Years	rr_ExpenseExampleYear05	1,159
10 Years	rr_ExpenseExampleYear10	1,638
1 Year	rr_ExpenseExampleNoRedemptionYear01	180
3 Years	rr_ExpenseExampleNoRedemptionYear03	557
5 Years	rr_ExpenseExampleNoRedemptionYear05	959
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,638
Deutsche Core Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	1.00%
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	20
Management fee	rr_ManagementFeesOverAssets	0.35%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.99%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.32%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.66%
1 Year	rr_ExpenseExampleYear01	269
3 Years	rr_ExpenseExampleYear03	523
5 Years	rr_ExpenseExampleYear05	902
10 Years	rr_ExpenseExampleYear10	1,965
1 Year	rr_ExpenseExampleNoRedemptionYear01	169
3 Years	rr_ExpenseExampleNoRedemptionYear03	523
5 Years	rr_ExpenseExampleNoRedemptionYear05	902
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,965
Deutsche Core Equity Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	none
Management fee	rr_ManagementFeesOverAssets	0.35%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.56%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.41%
1 Year	rr_ExpenseExampleYear01	244
3 Years	rr_ExpenseExampleYear03	751
5 Years	rr_ExpenseExampleYear05	1,285
10 Years	rr_ExpenseExampleYear10	2,746
1 Year	rr_ExpenseExampleNoRedemptionYear01	244
3 Years	rr_ExpenseExampleNoRedemptionYear03	751
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,285
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,746
Deutsche Core Equity Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	none
Management fee	rr_ManagementFeesOverAssets	0.35%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.13%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.48%
1 Year	rr_ExpenseExampleYear01	49
3 Years	rr_ExpenseExampleYear03	154
5 Years	rr_ExpenseExampleYear05	269
10 Years	rr_ExpenseExampleYear10	604
1 Year	rr_ExpenseExampleNoRedemptionYear01	49
3 Years	rr_ExpenseExampleNoRedemptionYear03	154
5 Years	rr_ExpenseExampleNoRedemptionYear05	269
10 Years	rr_ExpenseExampleNoRedemptionYear10	604
Deutsche Core Equity Fund | INST Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	none
Management fee	rr_ManagementFeesOverAssets	0.35%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.18%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.53%
1 Year	rr_ExpenseExampleYear01	54
3 Years	rr_ExpenseExampleYear03	170
5 Years	rr_ExpenseExampleYear05	296
10 Years	rr_ExpenseExampleYear10	665
1 Year	rr_ExpenseExampleNoRedemptionYear01	54
3 Years	rr_ExpenseExampleNoRedemptionYear03	170
5 Years	rr_ExpenseExampleNoRedemptionYear05	296
10 Years	rr_ExpenseExampleNoRedemptionYear10	665
Deutsche Core Equity Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	20
Management fee	rr_ManagementFeesOverAssets	0.35%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.24%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.59%
1 Year	rr_ExpenseExampleYear01	60
3 Years	rr_ExpenseExampleYear03	189
5 Years	rr_ExpenseExampleYear05	329
10 Years	rr_ExpenseExampleYear10	738
1 Year	rr_ExpenseExampleNoRedemptionYear01	60
3 Years	rr_ExpenseExampleNoRedemptionYear03	189
5 Years	rr_ExpenseExampleNoRedemptionYear05	329
10 Years	rr_ExpenseExampleNoRedemptionYear10	738
Deutsche Core Equity Fund | before tax | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.86%
5 Years	rr_AverageAnnualReturnYear05	13.39%
10 Years	rr_AverageAnnualReturnYear10	6.30%
Class Inception	rr_AverageAnnualReturnInceptionDate	Aug. 02, 1999
Deutsche Core Equity Fund | before tax | Class B
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.29%
5 Years	rr_AverageAnnualReturnYear05	13.57%
10 Years	rr_AverageAnnualReturnYear10	5.94%
Class Inception	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2000
Deutsche Core Equity Fund | before tax | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.37%
5 Years	rr_AverageAnnualReturnYear05	13.86%
10 Years	rr_AverageAnnualReturnYear10	6.10%
Class Inception	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2000
Deutsche Core Equity Fund | before tax | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.58%
5 Years	rr_AverageAnnualReturnYear05	14.23%
10 Years	rr_AverageAnnualReturnYear10	6.56%
Class Inception	rr_AverageAnnualReturnInceptionDate	May 01, 2012
Deutsche Core Equity Fund | before tax | INST Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.65%
5 Years	rr_AverageAnnualReturnYear05	15.23%
10 Years	rr_AverageAnnualReturnYear10	7.42%
Class Inception	rr_AverageAnnualReturnInceptionDate	Aug. 19, 2002
Deutsche Core Equity Fund | before tax | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.60%
5 Years	rr_AverageAnnualReturnYear05	15.12%
10 Years	rr_AverageAnnualReturnYear10	7.29%
Class Inception	rr_AverageAnnualReturnInceptionDate	May 31, 1929
Deutsche Core Equity Fund | After tax on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.52%
5 Years	rr_AverageAnnualReturnYear05	12.32%
10 Years	rr_AverageAnnualReturnYear10	4.99%
Deutsche Core Equity Fund | After tax on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.32%
5 Years	rr_AverageAnnualReturnYear05	10.49%
10 Years	rr_AverageAnnualReturnYear10	4.84%
Deutsche Core Equity Fund | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.24%
5 Years	rr_AverageAnnualReturnYear05	15.64%
10 Years	rr_AverageAnnualReturnYear10	7.96%

[1]	"Other expenses" for Class R6 are based on estimated amounts for the current fiscal year.